Subsequent Events (Quarter 1) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended
	Aug. 14, 2013 security	Mar. 31, 2013 property	Mar. 31, 2012 property	Dec. 31, 2012 property	Aug. 14, 2013 Subsequent Event [Member] security	Mar. 31, 2013 Subsequent Event [Member] property	Dec. 31, 2012 Subsequent Event [Member] property	Mar. 31, 2013 Subject To Covenant Compliance [Member]	Mar. 31, 2013 Previously Reported [Member] property	Dec. 31, 2012 Previously Reported [Member] property	Dec. 31, 2012 Changes Reflected In Previous Adjustment [Member] Subsequent Event [Member] property	Dec. 31, 2012 Changes Reflected In The Current Adjustment [Member] Subsequent Event [Member] property	Apr. 18, 2013 Super 8, Fort Madison, Iowa [Member] item	May 01, 2013 Masters Inn In Tuscaloosa, Alabama [Member] room	Mar. 31, 2013 Great Western Bank [Member]	Dec. 31, 2012 Great Western Bank [Member]	Jan. 31, 2013 Great Western Bank [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Units in Hotel Sold													40	151
Proceeds from marketing held for sale properties				$ 0.60									$ 1.10	$ 1.80
Line of credit to be obtained															12.10
Debt service coverage ratio		118.00%													118.00%
Required debt service coverage ratio															120.00%
Credit facility maximum borrowing capacity								$ 12.5							$ 12.1	$ 12.5	$ 12.5
Reverse stock split ratio	0.125				0.125
Additional number of hotels classified as held for sale											7	8
Number of hotels reclassified as held for use												1
Number of hotels held for sale		34	34	36		34	36		34	22